Risks - Capital Management (Details) - EUR (€) € in Millions	Nov. 20, 2025	Nov. 14, 2025	Dec. 31, 2025
Risks
Shares offered	0
Capital increase via public offering	€ 0.0
Purchase of shares		€ 30.0	€ 30.0
Repurchases period		12 months